                                                                          --------------------------
                                                                                 OMB APPROVAL
                                                                          --------------------------
                                                                          OMB Number: 3235-0006
                                 UNITES STATES                            Expires: February 28, 1997
                       SECURITIES AND EXCHANGE COMMISSION                 Estimated average burden
                             WASHINGTON, D.C. 20549                       hours per response... 24.60
                                                                          ---------------------------
                                                                          ---------------------------
                                                                                SEC USE ONLY
                                                                          ---------------------------
                                   FORM 13 F
                                                                          ---------------------------

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended March 31, 2000
                                                        ---------------------

-----------------------------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
-----------------------------------------------------------------------------------------------------

If amended report check here: [ ]

    Marshfield Associates
-----------------------------------------------------------------------------------------------------
Name of Institutional Investment Manager


    21 Dupont Circle                        Washington           DC          20036
-----------------------------------------------------------------------------------------------------
Business Address          (Street)            (City)           (State)             (Zip)

       Chris Niemczewski,             Managing Director                202-828-6200
-----------------------------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                               ATTENTION
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      INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
                              SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a)
-----------------------------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statement and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional
investment manager has caused this report to be signed on its behalf in the City of   Washington
and State of   DC          on the  18  day of   May 2000
             -------------       -----        -------------

                                                                     Marshfield Associates
                                                          ------------------------------------------------
                                                            (Name of Institutional Investment Manager)

                                                           /s/ CHRIS NIEMCZEWSKI
                                                          ------------------------------------------------
                                                           (Manual Signature of Person Duly Authorized
                                                                      to submit This Report


Name and 13F file numbers of ALL Institutional Managers with respect to which this schedule is filed
(other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment: Managers after they file their first report.

Name:                           13F File No:     Name:                           13F File No:
------------------------------  -------------    ------------------------------  -------------

1.                                               6.
------------------------------  -------------    ------------------------------  -------------

2.                                               7.
------------------------------  -------------    ------------------------------  -------------

3.                                               8.
------------------------------  -------------    ------------------------------  -------------

4.                                               9.
------------------------------  -------------    ------------------------------  -------------

5.                                               10.
------------------------------  -------------    ------------------------------  -------------

                                                                                SEC 1685 (5/91)

                              Marshfield Associates
                                    FORM 13F
                                 March 31, 2000

                                                                                 VALUE       SHARES/
NAME OF ISSUER                                    TITLE OF CLASS   CUSIP         (x$1000)    PRN AMT
-------------------------------------------------------------------------------------------------------------
A C Neilsen Corp                                  COM              004833109           24538     1090568
Abbott Laboratories                               COM              002824100             718       20402
American Express Company                          COM              025816109           15816      106194
American Home Products Corpora                    COM              026609107            1739       32361
American International Group                      COM              026874107            1435       13101
Anheuser-Busch Companies, Inc.                    COM              035229103             791       12700
Avon Products, Inc.                               COM              054303102            5884      201170
BP Amoco Plc - ADR                                COM                                    225        4232
Bank of America Corp                              COM              066050105             321        6118
Bell Atlantic Corporation                         COM              077853109             943       15420
BellSouth Corporation                             COM              079860102             203        4326
Berkley W.R. Corp                                 COM              084423102            9225      400005
Berkshire Hathaway Class A                        COM              084670108           21450         375
Berkshire Hathaway Class B                        COM              084670207           29116       15998
Bestfoods                                         COM              126149103             750       16016
Bristol Myers-Squibb                              COM              110122108            1478       25878
CCC Information Services                          COM              12487Q109           32536     1513290
Chase Manhattan Bank                              COM              16161A108             262        3000
Chevron Corporation                               COM              166751107             308        3334
Chubb Corp                                        COM              171232101             273        4036
Cisco Systems Inc                                 COM              17275R102             587        7590
Citigroup                                         COM              132187105           13405      223880
Coca-Cola Company                                 COM              191216100            1292       27530
Colgate-Palmolive Company                         COM              194162103             620       11000
Computer Associates Internatio                    COM              204912109             278        4755
Disney (Walt) Company                             COM              254687106            2913       70614
Dover Corp.                                       COM              260003108           11605      242410
Eli Lilly                                         COM              532457108             177        2832
Emerson Electric Co.                              COM              291011104             795       14958
Enron Corporation                                 COM              293561106            1423       19000
Estee Lauder                                      COM              518439104             400        8000
ExxonMobil Corporation                            COM              30231G102            2529       32423
Family Dollar Stores Inc                          COM              307000109             350       16800
Federal Home Loan Mortgage Cor                    COM              313400301           29776      673866
Federal National Mortgage Asso                    COM              313586109            9288      164214
First Data Corp                                   COM              319963104             255        5754
Fleet Boston Corp                                 COM              338915101             179        4894
Gannett Inc.                                      COM              364730101           14593      207360
General Electric Company                          COM              369604103           24552      157762
Georgia-Pacific Group                             COM              373298108             440       11134
Gillette Company, The                             COM              375766102            1443       38283
Great Lakes Chemical                              COM              390568103            1116       32816
H & R Block                                       COM              093671105            1634       36512
Heineken Holdings Cl A                            COM                                   1057       30685
Heinz (H.J.) Company                              COM              423074103            1090       31258
Hewlett Packard                                   COM              428236103             793        5982
HomeFed Corp                                      COM                                    285      444980
Honeywell International Inc.                      COM              438506107             131        2482
Intel Corp                                        COM              458140100            4541       34419
Intl Business Machines Corpora                    COM              459200101             825        6972
Johnson & Johnson                                 COM              478160104           21448      305305
Leucadia National Corporation                     COM              527288104           17313      728959
Lindt & Sprungli                                  COM                                    219          88
Lucent Technologies                               COM              549463107            1330       21454
MCI Worldcom, Inc.                                COM              55268B106             368        8126
Markel Corp                                       COM              570535104           11730       80620
Marriott International Inc Cla                    COM              571900109            1585       50319
Mattel, Inc                                       COM              577081102           12239     1165618
Mc Donald's Corporation                           COM              580135101           17567      470014
Merck & Co., Inc.                                 COM              589331107            3828       61610
Microsoft Corporation                             COM              594918104            3656       34413

                                                                                            VOTING AUTHORITY
                                                                                     --------------------------------

                                                  SH/   PUT/  INVSTMT   OTHER
NAME OF ISSUER                                    PRN   CALL  DSCRETN   MANAGERS     SOLE       SHARED    NONE
---------------------------------------------------------------------------------------------------------------------
A C Neilsen Corp                                  SH          Sole                      1090568
Abbott Laboratories                               SH          Sole                        20402
American Express Company                          SH          Sole                       106194
American Home Products Corpora                    SH          Sole                        32361
American International Group                      SH          Sole                        13101
Anheuser-Busch Companies, Inc.                    SH          Sole                        12700
Avon Products, Inc.                               SH          Sole                       201170
BP Amoco Plc - ADR                                SH          Sole                         4232
Bank of America Corp                              SH          Sole                         6118
Bell Atlantic Corporation                         SH          Sole                        15420
BellSouth Corporation                             SH          Sole                         4326
Berkley W.R. Corp                                 SH          Sole                       400005
Berkshire Hathaway Class A                        SH          Sole                          375
Berkshire Hathaway Class B                        SH          Sole                        15998
Bestfoods                                         SH          Sole                        16016
Bristol Myers-Squibb                              SH          Sole                        25878
CCC Information Services                          SH          Sole                      1513290
Chase Manhattan Bank                              SH          Sole                         3000
Chevron Corporation                               SH          Sole                         3334
Chubb Corp                                        SH          Sole                         4036
Cisco Systems Inc                                 SH          Sole                         7590
Citigroup                                         SH          Sole                       223880
Coca-Cola Company                                 SH          Sole                        27530
Colgate-Palmolive Company                         SH          Sole                        11000
Computer Associates Internatio                    SH          Sole                         4755
Disney (Walt) Company                             SH          Sole                        70614
Dover Corp.                                       SH          Sole                       242410
Eli Lilly                                         SH          Sole                         2832
Emerson Electric Co.                              SH          Sole                        14958
Enron Corporation                                 SH          Sole                        19000
Estee Lauder                                      SH          Sole                         8000
ExxonMobil Corporation                            SH          Sole                        32423
Family Dollar Stores Inc                          SH          Sole                        16800
Federal Home Loan Mortgage Cor                    SH          Sole                       673866
Federal National Mortgage Asso                    SH          Sole                       164214
First Data Corp                                   SH          Sole                         5754
Fleet Boston Corp                                 SH          Sole                         4894
Gannett Inc.                                      SH          Sole                       207360
General Electric Company                          SH          Sole                       157762
Georgia-Pacific Group                             SH          Sole                        11134
Gillette Company, The                             SH          Sole                        38283
Great Lakes Chemical                              SH          Sole                        32816
H & R Block                                       SH          Sole                        36512
Heineken Holdings Cl A                            SH          Sole                        30685
Heinz (H.J.) Company                              SH          Sole                        31258
Hewlett Packard                                   SH          Sole                         5982
HomeFed Corp                                      SH          Sole                       444980
Honeywell International Inc.                      SH          Sole                         2482
Intel Corp                                        SH          Sole                        34419
Intl Business Machines Corpora                    SH          Sole                         6972
Johnson & Johnson                                 SH          Sole                       305305
Leucadia National Corporation                     SH          Sole                       728959
Lindt & Sprungli                                  SH          Sole                           88
Lucent Technologies                               SH          Sole                        21454
MCI Worldcom, Inc.                                SH          Sole                         8126
Markel Corp                                       SH          Sole                        80620
Marriott International Inc Cla                    SH          Sole                        50319
Mattel, Inc                                       SH          Sole                      1165618
Mc Donald's Corporation                           SH          Sole                       470014
Merck & Co., Inc.                                 SH          Sole                        61610
Microsoft Corporation                             SH          Sole                        34413

                              Marshfield Associates
                                    FORM 13F
                                 March 31, 2000

                                                                                 VALUE       SHARES/
NAME OF ISSUER                                    TITLE OF CLASS   CUSIP         (x$1000)    PRN AMT
--------------------------------------------------------------------------------------------------------
Minnesota Mining & Manufacturi                    COM              604059105            2034       22969
Morgan (J.P.) & Co. Inc                           COM              616880100             224        1700
Morgan Stanley Dean Witter & C                    COM              24240V101           27437      331069
Nestle ADR (Regular Shares)                       COM              641069406             786        8720
Nestle Ltd. (Registered)                          COM                                    412         230
Nike Inc Cl B                                     COM              654106103           24823      626451
PepsiCo, Inc.                                     COM              713448108           19993      573280
Pfizer Inc.                                       COM              717081103            1262       34503
Pharmacia Corp.                                   COM              611662107              54        1050
Philip Morris Companies Inc.                      COM              718154107             231       11148
Procter & Gamble Company, The                     COM              742718109            1822       32249
Reuters Group PLC Sponsored AD                    COM              761324201             249        2086
Roper Industries Inc                              COM              776696106            6824      201085
SBC Communications Inc                            COM              78387G103             735       17457
SLM Holding Corp                                  COM              863871505            8029      241006
Sabre Holdings Corp Cl A                          COM              785905100           26317      712470
Schering-Plough Corp.                             COM              806605101             682       18380
Schlumberger Limited                              COM              806857108             554        7238
Servicemaster Ltd Partnership                     COM              81760N109              38        3375
Solectron Corp                                    COM              834182107             425       10604
St. Paul Companies                                COM              792860108            2471       72400
State Street Corp                                 COM              857477103             513        5300
Student Loan Corp                                 COM              863902102             362        8850
Texas Instruments Incorporated                    COM              882508104             320        2000
Times Mirror Company, Cl. A Ne                    COM              887364107             202        2175
Tricon Global Restaurants                         COM              895953107           38901     1252347
Vitesse Semiconductor Corp                        COM              928497106             231        2400
Wachovia Corp                                     COM              929771103             539        7977
Wal-Mart Stores, Inc.                             COM              931142103             286        5068
Warner-Lambert Company                            COM              934488107            1028       10524
Washington Gas Light Company                      COM              938837101             306       11254
Washington Post Co Cl B                           COM              939640108            2709        5008
Wells Fargo & Company                             COM              949740104           24913      611368
White Mountains Insurance Grou                    COM                                  31324      233547
Williams Companies, The                           COM              969457100             483       11000
Markel Contingent Value Rights                                                           181       30111
REPORT SUMMARY                                    97  DATA RECORDS                    595369



                                                                                            VOTING AUTHORITY
                                                                                     --------------------------------
                                                  SH/   PUT/  INVSTMT   OTHER
NAME OF ISSUER                                    PRN   CALL  DSCRETN   MANAGERS     SOLE       SHARED    NONE
---------------------------------------------------------------------------------------------------------------------
Minnesota Mining & Manufacturi                    SH          Sole                        22969
Morgan (J.P.) & Co. Inc                           SH          Sole                         1700
Morgan Stanley Dean Witter & C                    SH          Sole                       331069
Nestle ADR (Regular Shares)                       SH          Sole                         8720
Nestle Ltd. (Registered)                          SH          Sole                          230
Nike Inc Cl B                                     SH          Sole                       626451
PepsiCo, Inc.                                     SH          Sole                       573280
Pfizer Inc.                                       SH          Sole                        34503
Pharmacia Corp.                                   SH          Sole                         1050
Philip Morris Companies Inc.                      SH          Sole                        11148
Procter & Gamble Company, The                     SH          Sole                        32249
Reuters Group PLC Sponsored AD                    SH          Sole                         2086
Roper Industries Inc                              SH          Sole                       201085
SBC Communications Inc                            SH          Sole                        17457
SLM Holding Corp                                  SH          Sole                       241006
Sabre Holdings Corp Cl A                          SH          Sole                       712470
Schering-Plough Corp.                             SH          Sole                        18380
Schlumberger Limited                              SH          Sole                         7238
Servicemaster Ltd Partnership                     SH          Sole                         3375
Solectron Corp                                    SH          Sole                        10604
St. Paul Companies                                SH          Sole                        72400
State Street Corp                                 SH          Sole                         5300
Student Loan Corp                                 SH          Sole                         8850
Texas Instruments Incorporated                    SH          Sole                         2000
Times Mirror Company, Cl. A Ne                    SH          Sole                         2175
Tricon Global Restaurants                         SH          Sole                      1252347
Vitesse Semiconductor Corp                        SH          Sole                         2400
Wachovia Corp                                     SH          Sole                         7977
Wal-Mart Stores, Inc.                             SH          Sole                         5068
Warner-Lambert Company                            SH          Sole                        10524
Washington Gas Light Company                      SH          Sole                        11254
Washington Post Co Cl B                           SH          Sole                         5008
Wells Fargo & Company                             SH          Sole                       611368
White Mountains Insurance Grou                    SH          Sole                       233547
Williams Companies, The                           SH          Sole                        11000
Markel Contingent Value Rights                    SH          Sole                        30111
REPORT SUMMARY                                    0     OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED